Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common Stock, par value per share	$ 0.01	$ 0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	31,989,309	31,810,340
Common Stock, shares outstanding	29,896,933	29,717,964
Treasury Stock, shares	2,092,376	2,092,376